SHARE CAPITAL AND OTHER RESERVES - Weighted average assumptions used to estimate the fair value of warrants issued (Details)	Dec. 31, 2022 Y
Expected life
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Significant unobservable input, liabilities	1.91
Expected volatility
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Significant unobservable input, liabilities	1.0994
Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Significant unobservable input, liabilities	0.0142
Expected dividend yield
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Significant unobservable input, liabilities	0
Forfeiture rate
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Significant unobservable input, liabilities	0